Acquisition of Subsidiary (Details) - USD ($) $ in Millions	Feb. 21, 2023	Jun. 30, 2022
Acquisition of Subsidiary (Details) [Line Items]
Company purchased equity interest		100.00%
Purchase consideration (in Dollars)		$ 1.5
Purchase price (in Dollars)	$ 2.5
GF Supermarket of MP Inc [Member]
Acquisition of Subsidiary (Details) [Line Items]
Ownership percentage		49.00%
DNL Management Inc [Member]
Acquisition of Subsidiary (Details) [Line Items]
Ownership percentage		51.00%